Shareholder Fees {- Utilities Portfolio}	Apr. 29, 2022 USD ($)
02.28 Select Portfolios: Group 10 Utilities Sector PRO-11 | Utilities Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none